Accounts Receivable, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, Credit loss expense reversal	¥ 5,213	¥ (7,504)	¥ (53,312)
Value Added Service Customer [Member]
Accounts receivable, Credit loss expense reversal			¥ 40,000